As filed with the Securities and Exchange Commission on December 29, 2008





                                              SECURITIES ACT FILE NO. 333-154909
                                       INVESTMENT COMPANY ACT FILE NO. 811-21778


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-2
                        (CHECK APPROPRIATE BOX OR BOXES)
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X
                        [X] PRE-EFFECTIVE AMENDMENT NO. 2
                          [ ] POST-EFFECTIVE AMENDMENT

                          REGISTRATION STATEMENT UNDER THE                  X
                         INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 9

                          ---------------------------

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           --------------------------

                       ROBECO INVESTMENT MANAGEMENT, INC.
                                909 THIRD AVENUE
                                   32ND FLOOR
                            NEW YORK, NEW YORK 10022

                           --------------------------

                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 908-9660

                               TIMOTHY J. STEWART
                       ROBECO INVESTMENT MANAGEMENT, INC.
                                909 THIRD AVENUE
                                   32ND FLOOR
                            NEW YORK, NEW YORK 10022
                                 (212) 908-9660

                           --------------------------

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                             GEORGE M. SILFEN, ESQ.
                            SCHULTE ROTH & ZABEL, LLP
                                919 THIRD AVENUE
                            NEW YORK, NEW YORK 10022

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
               AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF
                           THIS REGISTRATION STATEMENT

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [X]

It is proposed that this filing will become effective:
[X] when declared effective pursuant to Section 8(c)

If appropriate, check the following box:
[ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ________.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                   PROPOSED
                                                    MAXIMUM           AMOUNT OF
     TITLE OF SECURITIES      AMOUNT BEING         AGGREGATE        REGISTRATION
       BEING REGISTERED        REGISTERED       OFFERING AMOUNT          FEE


 Common Shares of
   Beneficiary Interests     $200,000,000(1)     $200,000,000       $7,860.00(2)


     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission (the "Commission"), acting pursuant to said Section 8(a), may determine.

     (1) Previously registered.

     (2) $7,860 has previously been paid.

                                EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Robeco-Sage Multi-Strategy Fund, L.L.C. (the "Registration Statement") is being filed solely for the purpose of updating the signature page included in Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Commission on December 24, 2008. Accordingly, Parts A, B and C of Pre-Effective Amendment No. 1, with the exception of the signature page, are incorporated in their entirety by reference herein.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and Robeco-Sage Multi-Strategy Master Fund, L.L.C. certify that they have duly caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 29th day of December, 2008.

                                       ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.

                                       ROBECO-SAGE MULTI-STRATEGY MASTER FUND,
                                       L.L.C.

                                       By:
                                           /s/ Timothy Stewart
                                           -------------------------------------
                                           Timothy J. Stewart
                                           Principal Manager and Chief Executive
                                           Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in their capacities as managers and officers of Robeco-Sage Multi-Strategy Fund, L.L.C. and Robeco-Sage Multi-Strategy Master Fund, L.L.C., and on the dates indicated.



          SIGNATURE                         TITLE                         DATE


/s/ Timothy Stewart              Principal Manager, President and     December 29, 2008
------------------------------    Chief Executive Officer
Timothy J. Stewart

/s/Charles S. Crow, III*                     Manager                  December 29, 2008
------------------------------
Charles S. Crow, III

/s/ Richard B. Gross*                        Manager                  December 29, 2008
------------------------------
Richard B. Gross

/s/ David C. Reed*                           Manager                  December 29, 2008
------------------------------
David C. Reed

/s/ Matthew J. Davis*                Chief Financial Officer          December 29, 2008
------------------------------
Matthew J. Davis



* This amendment has been signed by each of the persons so indicated by the undersigned as attorney in fact.

/s/ Timothy Stewart
------------------------------
Timothy J. Stewart, Attorney-in-Fact